Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases
Rent expense	$ 497	$ 558	$ 602
Sublease income received on leased assets	13	$ 17	$ 22
Future net minimum lease payments for operating leases
2016	417
2017	350
2018	286
2019	220
2020	180
Thereafter	304
Total operating leases, excluding sublease rentals	1,757
Sublease income	(34)
Total operating lease	1,723
Future net minimum lease payments for capital leases
2016	32
2017	24
2018	22
2019	21
2020	15
Thereafter	82
Total minimum lease payments	196
Less: amount representing estimated executory costs included in total minimum lease payments	(1)
Net minimum lease payments	195
Less: amount representing interest	(71)
Present value of minimum lease payments	$ 124